Fair Value Measurements (Details) - Schedule of Carrying Value and Fair Value of Fixed Rate Project Financing Term Loans ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)
Secured Foreign Currency Term Loans [Member]
Fixed rate project financing loans:
Carrying Value		₨ 75,709	$ 998.0	₨ 73,200	$ 905.9
Indian Rupee Loans [Member]
Fixed rate project financing loans:
Carrying Value | $					$ 76.9
Secured Foreign Currency Term Loans [Member]
Fixed rate project financing loans:
Carrying Value | $			751.7
Fair Value	[1]	57,032
Indian Rupee Loans [Member]
Fixed rate project financing loans:
Carrying Value | $			$ 47.2
Fair Value	[1]	3,580
Fair Value, Recurring [Member] | Secured Foreign Currency Term Loans [Member]
Fixed rate project financing loans:
Carrying Value				61,993
Fair Value	[1]			66,255
Fair Value, Recurring [Member] | Indian Rupee Loans [Member]
Fixed rate project financing loans:
Carrying Value				5,910
Fair Value	[1]			₨ 5,628
Fair Value, Recurring [Member] | Secured Foreign Currency Term Loans [Member]
Fixed rate project financing loans:
Carrying Value		56,785
Fair Value, Recurring [Member] | Indian Rupee Loans [Member]
Fixed rate project financing loans:
Carrying Value		₨ 4,006

[1]	Fair value measurement at reporting date using significant unobservable inputs (Level 3).